1933 Act File No. 333-16157

1940 Act File No. 811-07925

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.     .

Post-Effective Amendment No. 27

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

WESMARK FUNDS

(Exact name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, West Virginia 26003

(Address of Principal Executive Offices)

(304) 234-9419

(Registrant’s Telephone Number)

Todd P. Zerega, Secretary

Reed Smith LLP

225 Fifth Avenue

Pittsburgh, Pennsylvania 15222

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_X__	immediately upon filing pursuant to paragraph (b)
___	on ___________________ pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a) (1)
___	on _____________pursuant to paragraph (a) (1)
___	75 days after filing pursuant to paragraph (a) (2)
___	on _________________ pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned in the City of Pittsburgh and Commonwealth of Pennsylvania on the 18th day of March, 2011.

WESMARK FUNDS

BY:	/s/ Todd P. Zerega
Todd P. Zerega
Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Robert E. Kirkbride	Chairman and Trustee	March18, 2011
Robert E. Kirkbride*

/s/ Lawrence E. Bandi	Trustee	March 18, 2011
Lawrence E. Bandi*

/s/ Mark M. Gleason	Trustee	March 18, 2011
Mark M. Gleason**

/s/ Richard A. Hay	Trustee	March 18, 2011
Richard A. Hay*

/s/ Jerome B. Schmitt	Chief Executive Officer and President	March 18, 2011
Jerome B. Schmitt

/s/ David Ellwood	Chief Financial Officer and Treasurer	March 18, 2011
David Ellwood

* Signature affixed by JoEllen L. Legg, Assistant Secretary of the registrant, pursuant to a Power of Attorney dated December 1, 2009.

**Signature affixed by JoEllen L. Legg, Assistant Secretary of the registrant, pursuant to a Power of Attorney dated February 1, 2011.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase